SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust

Prospectus Supplement

February 27, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2012, as follows:

Effective March 25, 2013, David Wabnik will replace Wilfred Talbot as portfolio manager for the Fund.

Therefore, effective March 25, 2013, the reference to Mr. Talbot under the heading “Portfolio manager” on page 16 of the Prospectus for the Fund is deleted in its entirety and replaced by the following:

•           David Wabnik, portfolio manager of the Fund since March 2013

In addition, effective March 25, 2013, the section under the heading “Management” and the sub-heading “Portfolio management – Series S” on pages 58 and 59 of the Prospectus is deleted in its entirety and replaced by the following:

Series S
David Wabnik is the lead portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wabnik oversees the research effort and constructs the small cap portfolios. Mr. Wabnik reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

David Wabnik is a Co-Head of Small Cap Growth Equities and a Senior Portfolio Manager at UBS Global Asset Management. Mr. Wabnik has been an employee of UBS Global Asset Management since 1995, an Executive Director of UBS Global Asset Management since 2001, and portfolio manager of the Fund since March 2013.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-608

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust

Supplement to the Statement of Additional Information

February 27, 2013

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2012, as follows:

1.           Effective March 25, 2013, David Wabnik will replace Wilfred Talbot as portfolio manager for the Fund.  Therefore, effective March 25, 2013, the reference to Mr. Talbot on page 61 of the SAI under the heading “Investment advisory, administration, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” is deleted in its entirety and replaced by the following:

Portfolio manager (Funds managed)	Registered investment companies		Other pooled investment vehicles		Other accounts
	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
David Wabnik# (Series S)	1	$145	1	$322	27	$167##

#   Mr. Wabnik became portfolio manager of the Fund on March 25, 2013.  Information for Mr. Wabnik is as of December 31, 2012.
## One account with a total of approximately $124 million has an advisory fee based on the performance of the account.

2.           Effective March 25, 2013, the reference to Mr. Talbot on page 63 of the SAI under the heading “Investment advisory, administration, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” is deleted in its entirety and replaced by the following:

Portfolio Manager/Fund*	Range of shares owned
David Wabnik# (Series S)	None

#     Information for Mr. Wabnik is as of December 31, 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-607